ACQUISITIONS (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2016	Dec. 30, 2017
2017 Acquisitions
Acquisitions
Purchase price		$ 360
Additional earn-out payments related to acquired businesses' achievement of certain performance targets for 2017 and 2018 years		45
Accrued additional earn-out payments		45
Yongle Tape Acquisition
Acquisitions
Purchase consideration paid on achievement of certain pre-acquisition performance targets		$ 15
Mactac Acquisition
Acquisitions
Purchase price	$ 220